Label	Element	Value
Document And Entity Information Elements	aicfii_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aicii
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013